Current trade and other receivables	12 Months Ended
Dec. 31, 2019
Current trade and other receivables
Current trade and other receivables

16 Current trade and other receivables

	2019	2018	2017
	$m	$m	$m
Amounts due within one year
Trade receivables	3,606	3,033	2,818
Less: Amounts provided for doubtful debts (Note 27)	(21)	(38)	(16)
	3,585	2,995	2,802
Other receivables	1,083	1,143	793
Prepayments	865	871	971
Accrued income	228	492	177
	5,761	5,501	4,743
Amounts due after more than one year
Other receivables	–	–	156
Prepayments	–	73	110
	–	73	266
Trade and other receivables	5,761	5,574	5,009

Trade receivables includes $892m (2018: $724m; 2017: $327m) measured at FVOCI classified ‘hold to collect and sell’ as they are due from customers that the Group has the option to factor.

All financial assets included within current Trade and other receivables are held at amortised cost with carrying value being a reasonable approximation of fair value.